ECONOMIC CONTEXT ON GROUP'S OPERATIONS - Fiscal Surplus (Details) - Argentina	12 Months Ended
Dec. 31, 2024
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Fiscal surplus to GDP	0.30%
Primary surplus	1.80%
Decrease in revenue	5.20%
Reduction in public expenditure	26.90%
Reduction in social welfare expenditure	32.60%
Reduction in capital expenditure in real terms	77.30%